united states

securities and exchange commission

washington, d.c. 20549

form n-csr

certified shareholder report of registered management

investment companies

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive. Suite 450 Cincinnati, OH 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	11/30

Date of reporting period:	05/31/18

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form dis17 plays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Auer Growth Fund

Semi-Annual Report

May 31, 2018

Fund Adviser:

SBAuer Funds, LLC
8801 River Crossing Blvd, Suite 100
Indianapolis, IN 46240
Toll Free (888) 711-AUER (2837)
www.auergrowthfund.com

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns* (For the periods ended May 31, 2018)
	Six Months	1 Year	5 Year	10 Year
Auer Growth Fund	8.21%	29.65%	5.88%	-0.71%
S&P 500® Index**	3.16%	14.38%	12.98%	9.14%

Total annual operating expenses, as disclosed in the Auer Growth Fund (the "Fund") prospectus dated March 30, 2018, were 2.32% of average daily net assets. Additional information pertaining to the Fund's expense ratios as of May 31, 2018 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-888-711-2837.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

**

The S&P 500® Index (the “Index”) is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

1

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Fund is long-term capital appreciation.

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges, markets, and bulletin boards that SBAuer Funds, LLC (the “Adviser”) believes present the most favorable potential for capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

This Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS

May 31, 2018 – (Unaudited)

Shares	COMMON STOCKS — 97.87%	Fair Value
	Consumer Discretionary — 9.22%
20,000	Century Communities, Inc.(a)	$602,000
22,000	Clarus Corporation(a)	161,700
6,000	LGI Homes, Inc.(a)	365,460
6,000	MCBC Holdings, Inc.(a)	176,940
85,000	Nova Lifestyle, Inc.(a)	158,100
10,000	PulteGroup, Inc.	302,500
35,000	TRI Pointe Group, Inc.(a)	604,100
27,000	William Lyon Homes, Class A(a)	643,950
		3,014,750
	Consumer Staples — 0.52%
15,500	Natural Alternatives International, Inc.(a)	169,725

	Energy — 22.84%
73,000	Abraxas Petroleum Corporation(a)	197,100
24,500	C&J Energy Services, Inc.(a)	659,540
13,500	Carrizo Oil & Gas, Inc.(a)	341,010
3,300	Cimarex Energy Company	306,636
23,000	CNX Resources Corporation(a)	371,680
16,000	Earthstone Energy, Inc., Class A(a)	141,440
95,000	Gran Tierra Energy, Inc.(a)	310,650
9,000	Keane Group, Inc.(a)	131,850
31,500	Laredo Petroleum, Inc.(a)	292,320
34,000	Liberty Oilfield Services, Inc.(a)	722,840
5,700	Mammoth Energy Services, Inc.(a)	215,232
13,000	Newfield Exploration Company(a)	380,120
8,700	Penn Virginia Corporation(a)	599,952
5,000	ProPetro Holding Corporation(a)	81,350
5,500	SilverBow Resources, Inc.(a)	158,180
48,300	Smart Sand, Inc.(a)	295,596
19,500	Solaris Oilfield Infrastructure, Inc.(a)	301,080
32,500	SRC Energy, Inc.(a)	420,550
20,500	U.S. Silica Holdings, Inc.	634,065
195,000	VAALCO Energy, Inc.(a)	434,850
3,900	Valero Energy Corporation	472,680
		7,468,721

See accompanying notes which are an integral part of these financial statements.

3

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS – (continued)

May 31, 2018 – (Unaudited)

Shares	COMMON STOCKS — 97.87% — continued	Fair Value
	Financials — 14.01%
5,500	ACNB Corporation	$173,250
40,000	AmeriServ Financial, Inc.	170,000
6,000	Anchor Bancorp, Inc.(a)	153,000
2,700	Bank of New York Mellon Corporation (The)	147,825
9,000	Capital Southwest Corporation	153,000
6,700	Civista Bancshares, Inc.	162,341
11,000	Colony Bankcorp, Inc.	174,350
40,000	Cowen, Inc., Class A(a)	598,000
19,000	Elevate Credit, Inc.(a)	145,540
9,000	First Financial Northwest, Inc.	156,420
16,000	First Horizon National Corporation	296,640
9,000	Franklin Financial Network, Inc.(a)	328,950
1,300	Goldman Sachs Group, Inc. (The)	293,644
18,000	Hope Bancorp, Inc.	323,820
7,500	Merchants Bancorp/IN	191,325
36,000	Sachem Capital Corporation	138,240
13,200	SLM Corporation(a)	150,876
9,500	Synchrony Financial	328,985
8,000	United Insurance Holdings Corporation	165,520
2,600	Virtus Investment Partners, Inc.	326,430
		4,578,156
	Health Care — 2.25%
6,000	ANI Pharmaceuticals, Inc.(a)	379,740
24,000	Innoviva, Inc.(a)	354,960
		734,700
	Industrials — 8.34%
29,000	CAI International, Inc.(a)	696,290
38,000	Commercial Vehicle Group, Inc.(a)	301,340
5,000	PACCAR, Inc.	311,150
13,000	Sterling Construction Company, Inc.(a)	165,230
49,000	Sunrun, Inc.(a)	592,900
8,500	Terex Corporation	336,430
6,800	Timken Company (The)	321,640
		2,724,980

See accompanying notes which are an integral part of these financial statements.

4

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS – (continued)

May 31, 2018 – (Unaudited)

Shares	COMMON STOCKS — 97.87% — continued	Fair Value
	Information Technology — 20.69%
10,000	Advanced Energy Industries, Inc.(a)	$655,300
15,000	Applied Materials, Inc.	761,700
2,200	Arrow Electronics, Inc.(a)	163,064
26,500	Axcelis Technologies, Inc.(a)	563,125
9,500	Canadian Solar, Inc.(a)	157,795
31,000	Electro Scientific Industries, Inc.(a)	608,220
55,000	Finjan Holdings, Inc.(a)	159,500
26,000	Ichor Holdings Ltd.(a)	646,880
12,500	Immersion Corporation(a)	189,625
37,000	KEMET Corporation (a)	739,260
9,000	Kimball Electronics, Inc.(a)	168,300
1,800	Lam Research Corporation	356,724
6,000	Micron Technology, Inc.(a)	345,540
3,000	MKS Instruments, Inc.	336,600
9,300	SMART Global Holdings, Inc.(a)	414,129
248,000	SuperCom Ltd.(a)	498,480
		6,764,242
	Materials — 18.34%
60,000	B2Gold Corporation(a)	163,800
7,500	Boise Cascade Company	357,750
2,900	Celanese Corporation - Series A	327,468
31,500	Ferroglobe plc	322,245
41,000	Freeport-McMoRan, Inc.	692,900
82,000	Gold Resource Corporation	511,680
20,000	Hudbay Minerals, Inc.	129,000
25,000	Kronos Worldwide, Inc.	618,500
22,000	Mercer International, Inc.	353,100
10,000	Norbord, Inc.	418,200
29,000	Olympic Steel, Inc.	670,770
32,000	Rayonier Advanced Materials, Inc.	573,120
20,000	Schnitzer Steel Industries, Inc., Class A	623,000
12,500	Synalloy Corporation	235,000
		5,996,533

See accompanying notes which are an integral part of these financial statements.

5

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS – (continued)

May 31, 2018 – (Unaudited)

Shares	COMMON STOCKS — 97.87% — continued	Fair Value
	Real Estate — 1.66%
8,500	Jernigan Capital, Inc.	$167,875
18,000	Sabra Health Care REIT, Inc.	373,140
		541,015
	Total Common Stocks (Cost $28,937,100)	31,992,822

	MONEY MARKET FUNDS - 3.29%
1,074,961	Fidelity Investments Money Market Government Portfolio, Class I, 1.64%(b)	1,074,961
	Total Money Market Funds (Cost $1,074,961)	1,074,961
	Total Investments — 101.16% (Cost $30,012,061)	33,067,783
	Liabilities in Excess of Other Assets — (1.16)%	(379,387)
	NET ASSETS — 100.00%	$32,688,396

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2018.

REIT - Real Estate Investment Trust

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

6

AUER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES

May 31, 2018 – (Unaudited)

Assets
Investments in securities at fair value (cost $30,012,061)	$33,067,783
Receivable for investments sold	308,720
Dividends receivable	18,861
Prepaid expenses	11,004
Total Assets	33,406,368
Liabilities
Payable for fund shares redeemed	12,025
Payable for investments purchased	649,022
Payable to Adviser	41,357
Payable to Administrator	6,380
Other accrued expenses	9,188
Total Liabilities	717,972
Net Assets	$32,688,396
Net Assets consist of:
Paid-in capital	$36,653,900
Accumulated net investment loss	(357,056)
Accumulated net realized loss from investment transactions	(6,664,170)
Net unrealized appreciation on investments	3,055,722
Net Assets	$32,688,396
Shares outstanding (unlimited number of shares authorized, no par value)	3,399,694
Net asset value ("NAV"), offering and redemption price per share(a)	$9.62

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.

See accompanying notes which are an integral part of these financial statements.

7

AUER GROWTH FUND
STATEMENT OF OPERATIONS

For the six months ended May 31, 2018 – (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $4,961)	$233,834
Total investment income	233,834
Expenses
Investment Adviser	235,641
Fund accounting	14,465
Administration	13,943
Registration	13,913
Transfer agent	10,072
Legal	9,227
Audit and tax	9,208
Trustee	5,922
Chief Compliance Officer	5,156
Report printing	4,031
Custodian	3,376
Insurance	2,087
Pricing	746
Miscellaneous	8,385
Total expenses	336,172
Net investment income	(102,338)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	3,543,632
Net realized gain on foreign currency translations	112
Net change in unrealized depreciation of investment securities	(955,659)
Net realized and change in unrealized gain on investments	2,588,085
Net increase in net assets resulting from operations	$2,485,747

See accompanying notes which are an integral part of these financial statements.

8

AUER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(102,338)	$24,103
Net realized gain on investment securities and foreign currency translations	3,543,744	5,819,897
Net change in unrealized appreciation (depreciation) of investment securities	(955,659)	1,403,877
Net increase in net assets resulting from operations	2,485,747	7,247,877
Capital Transactions
Proceeds from shares sold	415,829	437,504
Proceeds from redemption fees(a)	—	21
Amount paid for shares redeemed	(1,236,107)	(1,833,600)
Net decrease in net assets resulting from capital transactions	(820,278)	(1,396,075)
Total Increase in Net Assets	1,665,469	5,851,802
Net Assets
Beginning of period	31,022,927	25,171,125
End of period	$32,688,396	$31,022,927
Accumulated net investment loss	$(357,056)	$(254,718)
Share Transactions
Shares sold	45,270	51,382
Shares redeemed	(136,785)	(240,490)
Net decrease in shares outstanding	(91,515)	(189,108)

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.

See accompanying notes which are an integral part of these financial statements.

9

AUER GROWTH FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six Months Ended May 31, 2018		Fiscal Year Ended November 30,
	(Unaudited)		2017	2016	2015	2014	2013
Selected Per Share Data:
Net asset value, beginning of period	$8.89		$6.84	$6.93	$7.77	$8.31	$5.66
Income from investment operations:
Net investment income (loss)	(0.03)		— (a)	(0.11)	(0.20)	(0.12)	(0.03)
Net realized and unrealized gain (loss)	0.76		2.05	0.02 (b)	(0.64)	(0.42)	2.68
Total from investment operations	0.73		2.05	(0.09)	(0.84)	(0.54)	2.65
Paid in capital from redemption fees	—		— (a)	— (a)	—	— (a)	—
Net asset value, end of period	$9.62		$8.89	$6.84	$6.93	$7.77	$8.31
Total Return (c)	8.21	%(d)	29.97%	(1.30)%	(10.81)%	(6.50)%	46.82%
Ratios and Supplemental Data:
Net assets, end of period (000)	$32,688		$31,023	$25,171	$34,760	$66,210	$76,651
Ratio of net expenses to average net assets	2.14	%(e)	2.29%	2.44%	1.98%	1.88%	1.91%
Ratio of net investment income to average net assets	(0.65	)%(e)	0.09%	(1.07)%	(0.75)%	(1.24)%	(0.27)%
Portfolio turnover rate	97	%(d)	191%	175%	138%	140%	147%

(a)	Resulted in less than $0.005 per share.
(b)

Realized and unrealized gains and losses in the caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the Statement of Operations due to share transactions for the period.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not Annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

10

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS

May 31, 2018 – (Unaudited)

NOTE 1. ORGANIZATION

The Auer Growth Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on September 10, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The investment objective of the Fund is to provide long-term capital appreciation. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is SBAuer Funds, LLC (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income or complying with other provisions to be eligible for RIC qualification. The Fund also intends to distribute sufficient net investment

11

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2018 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period ended May 31, 2018, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Redemption Fees – The Fund charges a 1.00% redemption fee for shares redeemed within 7 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

12

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2018 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from the ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market

13

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2018 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value

14

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2018 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2018:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks*	$31,992,822	$—	$—	$31,992,822
Money Market Securities	1,074,961	—	—	1,074,961
Total	$33,067,783	$—	$—	$33,067,783

*	Refer to the Schedule of Investments for sector classifications.

15

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2018 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of May 31, 2018, based on input levels assigned at November 30, 2017.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average daily net assets. For the six months ended May 31, 2018, the Adviser earned a fee of $235,641 from the Fund. At May 31, 2018, the Fund owed the Adviser $41,357 for advisory services.

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Fund with administration, accounting and transfer agent services, including all regulatory reporting. For the six months ended May 31, 2018, the Administrator earned fees of $13,943 for administration services, $10,072 for transfer agent services, and $14,465 for fund accounting services. At May 31, 2018, the Fund owed the Administrator $6,380 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Trustee of the Trust receives annual compensation of $1,850 per Fund from the Trust except that the Independent Chairman of the Board and the Chairman of the Audit Committee received annual compensation of $2,300 per Fund from the Trust. Trustees also receive $1,000 for attending each special in person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

16

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2018 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Certain officers of the Trust are employees of the Administrator or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

The Fund has adopted a distribution plan under Rule 12b-1 (the “Plan”). Under the Plan, the Fund can pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. The Fund has not implemented its 12b-1 Plan, although the Fund may do so at any time upon 60 days notice to shareholders.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2018, purchases and sales of investment securities, other than short-term investments were $29,759,085 and $30,390,678.

There were no purchases or sales of long-term U.S. government obligations during the six months ended May 31, 2018.

17

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2018 – (Unaudited)

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2018 Bryan Auer and Janet Auer, who are married, owned 75.03% of the Fund. As a result, Bryan and Janet Auer each may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At May 31, 2018, the appreciation (depreciation) of investments for tax purposes was as follows:

Amount
Gross Appreciation	$3,605,380
Gross (Depreciation)	(579,052)
Net Appreciation on Investments	$3,026,328

At May 31, 2018, the aggregate cost of securities for federal income tax purposes, was $30,041,455.

At November 30, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated capital and other losses	$(10,433,238)
Unrealized appreciation	3,981,987
$(6,451,251)

As of November 30, 2017, the Fund had short-term and long-term capital loss carryforwards of $4,631,431 and $5,543,029, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. For the year ended November 30, 2017, capital loss carryforwards in the amount of $23,029,722 expired. During the year ended November 30, 2017 the fund utilized short-term and long-term capital loss carryforwards in the amount of $4,962,846 and $315,693, respectively.

18

AUER GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2018 – (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION – continued

Capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the flowing fiscal year for tax purposes. For the year ended November 30, 2017, the Fund deferred $258,778 of late year ordinary losses.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since May 31, 2018, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

19

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at December 1, 2017 and held through May 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

Auer Growth Fund	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During the Period* December 1, 2017 – May 31, 2018
Actual	$ 1,000.00	$ 1,082.10	$ 11.10
Hypothetical **	$ 1,000.00	$ 1,014.26	$ 10.74

*	Expenses are equal to the Fund’s annualized expense ratio of 2.14%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
**	Assumes a 5% return before expenses.

20

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (888) 711-2837 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Stephen A. Little

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

SBAuer Funds, LLC

8801 River Crossing Blvd, Suite 100

Indianapolis, IN 46240

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC
Member FINRA/SIPC

21

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PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses.

The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Symons Value
Institutional Fund

Semi-Annual Report

May 31, 2018

Fund Adviser:

Symons Capital Management, Inc.
650 Washington Road, Suite 800
Pittsburgh, PA 15228
Toll Free (877) 679-6667
www.symonsfunds.com

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns* (for the periods ended May 31, 2018)
	Six Months	1 Year	5 Year	10 Year
Symons Value Institutional Fund	-2.74%	-0.68%	5.41%	5.68%
S&P 500 Index**	3.16%	14.38%	12.98%	9.14%
S&P 500 Value Index **	-1.21%	8.94%	10.11%	7.09%

Total annual operating expenses, as disclosed in the Symons Value Institutional Fund (the “Fund”) prospectus dated March 30, 2018, were 1.32% of average daily assets (1.23% after fee waivers by the Adviser). The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable to financial intermediaries; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.21% of the Fund’s average daily net assets through March 31, 2022. Additional information pertaining to the Fund’s expense ratios as of May 31, 2018 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-679-6667.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 years are not annualized.

INVESTMENT RESULTS – (Unaudited) (continued)

**	The S&P 500 Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Value Index measures the performance of the large-capitalization value sector in the U.S. equity market and is a subset of the S&P 500 Index. It consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objective, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

FUND HOLDINGS – (Unaudited)

[1]	As a percent of net assets.

The investment objective of the Symons Value Institutional Fund is long-term capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available at the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SYMONS VALUE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

May 31, 2018 – (Unaudited)

COMMON STOCKS — 99.87%	Shares	Fair Value
Beverages — 7.38%
Coca-Cola Company (The)	44,311	$1,905,373
Molson Coors Brewing Company, Class B	19,298	1,189,722
		3,095,095
Biotechnology — 1.88%
Celgene Corporation(a)	10,029	789,082

Construction & Engineering — 3.52%
Fluor Corporation	30,289	1,476,285

Electric Utilities — 16.42%
Alliant Energy Corporation	21,496	890,364
Duke Energy Corporation	25,923	2,000,218
FirstEnergy Corporation	40,278	1,386,369
PG&E Corporation(a)	37,936	1,643,767
PPL Corporation	35,100	958,932
		6,879,650
Equity Real Estate Investment Trusts — 9.32%
GEO Group, Inc. (The)	59,068	1,464,886
OUTFRONT Media, Inc.	51,573	1,023,208
Public Storage	6,708	1,421,023
		3,909,117
Food & Staples Retailing — 1.58%
Rite Aid Corporation(a)	414,207	662,731

Food Products — 18.20%
Campbell Soup Company	23,770	799,623
Conagra Brands, Inc.	43,670	1,618,410
General Mills, Inc.	29,925	1,265,528
Hershey Company (The)	20,041	1,804,492
J.M. Smucker Company (The)	19,935	2,143,012
		7,631,065
Hotels, Restaurants & Leisure — 2.81%
McDonald's Corporation	7,373	1,179,754

Household Durables — 1.54%
Newell Brands, Inc.	27,461	647,530

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS – (continued)

May 31, 2018 – (Unaudited)

COMMON STOCKS — 99.87% — (continued)	Shares	Fair Value
Household Products — 3.53%
Clorox Company (The)	12,250	$1,480,168

Independent Power and Renewable Electricity Producers — 3.81%
AES Corporation	125,189	1,596,160

Industrial Conglomerates — 3.32%
General Electric Company	98,857	1,391,907

Internet & Direct Marketing Retail — 2.35%
Booking Holdings, Inc.(a)	467	984,866

IT Services — 2.15%
Alliance Data Systems Corporation	4,281	902,520

Leisure Products — 1.20%
Hasbro, Inc.	5,805	503,584

Media — 2.38%
Viacom, Inc., Class B	36,884	999,556

Multi-Utilities — 3.96%
Dominion Energy, Inc.	25,842	1,658,798

Specialty Retail — 8.26%
Foot Locker, Inc.	21,125	1,140,116
Tractor Supply Company	15,737	1,169,417
Williams-Sonoma, Inc.	20,882	1,156,236
		3,465,769
Water Utilities — 2.43%
American Water Works Company, Inc.	12,268	1,019,962

Wireless Telecommunication Services — 3.83%
Rogers Communications, Inc., Class B	34,250	1,607,010

Total Common Stocks (Cost $43,162,739)		41,880,609

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS – (continued)

May 31, 2018 – (Unaudited)

MONEY MARKET FUNDS — 2.87%	Shares	Fair Value
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 1.61%(b)	1,201,505	$1,201,505
Total Money Market Funds (Cost $1,201,505)		1,201,505
Total Investments — 102.74% (Cost $44,364,244)		43,082,114
Liabilities in Excess of Other Assets — (2.74)%		(1,148,424)
NET ASSETS — 100.00%		$41,933,690

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES

May 31, 2018 – (Unaudited)

Assets
Investments in securities at fair value (cost $44,364,244)	$43,082,114
Receivable for fund shares sold	3,872
Dividends receivable	119,013
Prepaid expenses	14,453
Total Assets	43,219,452
Liabilities
Payable for fund shares redeemed	1,233,370
Payable to Adviser	30,415
Payable to Administrator	10,046
Other accrued expenses	11,931
Total Liabilities	1,285,762
Net Assets	$41,933,690
Net Assets consist of:
Paid-in capital	$38,458,834
Accumulated undistributed net investment income	157,783
Accumulated undistributed net realized gain from investment transactions	4,599,203
Net unrealized depreciation on investments	(1,282,130)
Net Assets	$41,933,690
Shares outstanding (unlimited number of shares authorized, no par value)	4,220,729
Net asset value (“NAV”), offering and redemption price per share(a)	$9.94

(a)	The Fund charges a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
STATEMENT OF OPERATIONS

For the six months ended May 31, 2018 – (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $9,194)	$848,582
Total investment income	848,582
Expenses
Investment Adviser	306,747
Administration	24,479
Fund accounting	14,893
Registration	11,317
Legal	9,077
Audit and tax	8,735
Report printing	8,343
Transfer agent	7,480
Trustee	6,003
Chief Compliance Officer	5,942
Custodian	3,086
Insurance	2,562
Pricing	122
Miscellaneous	7,031
Total expenses	415,817
Fees waived by Adviser	(45,513)
Net operating expenses	370,304
Net investment income	478,278

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	4,598,599
Net realized gain on foreign currency translations	609
Net change in unrealized depreciation of investment securities	(6,649,260)
Net realized and change in unrealized loss on investments	(2,050,052)
Net decrease in net assets resulting from operations	$(1,571,774)

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$478,278	$1,236,008
Net realized gain on investment securities and foreign currency translations	4,599,208	8,424,635
Net change in unrealized depreciation of investment securities	(6,649,260)	(378,114)
Net increase (decrease) in net assets resulting from operations	(1,571,774)	9,282,529
Distributions From
Net investment income	(543,018)	(1,233,844)
Net realized gains	(8,428,087)	(1,801,170)
Total distributions	(8,971,105)	(3,035,014)
Capital Transactions
Proceeds from shares sold	2,247,323	5,095,270
Proceeds from redemption fees(a)	121	4,873
Reinvestment of distributions	8,105,778	2,743,003
Amount paid for shares redeemed	(30,861,045)	(31,211,306)
Net decrease in net assets resulting from capital transactions	(20,507,823)	(23,368,160)
Total Decrease in Net Assets	(31,050,702)	(17,120,645)
Net Assets
Beginning of period	72,984,392	90,105,037
End of period	$41,933,690	$72,984,392
Accumulated undistributed net investment income	$157,783	$222,523
Share Transactions
Shares sold	220,576	450,699
Shares issued in reinvestment of distributions	778,078	248,908
Shares redeemed	(3,017,042)	(2,779,050)
Net decrease in shares outstanding	(2,018,388)	(2,079,443)

(a)	The Fund charges a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended May 31, 2018		Fiscal Year Ended November 30,
	(Unaudited)		2017	2016	2015	2014	2013
Selected Per Share Data:
Net asset value, beginning of period	$11.70		$10.83	$11.07	$12.91	$11.82	$10.94
Investment operations:
Net investment income	0.09		0.18	0.14	0.18	0.18	0.16
Net realized and unrealized gain (loss) on investments	(0.35)		1.09	0.19	(0.29)	1.06	1.59
Total from investment operations	(0.26)		1.27	0.33	(0.11)	1.24	1.75
Less distributions to shareholders:
From net investment income	(0.09)		(0.17)	(0.14)	(0.20)	(0.15)	(0.15)
From net realized gain	(1.41)		(0.23)	(0.43)	(1.53)	—	(0.72)
Total distributions	(1.50)		(0.40)	(0.57)	(1.73)	(0.15)	(0.87)
Paid in capital from redemption fees (a)	—		—	—	—	—	—
Net asset value, end of period	$9.94		$11.70	$10.83	$11.07	$12.91	$11.82
Total Return (b)	(2.74	)%(c)	11.93%	3.05%	(1.11)%	10.55%	16.05%
Ratios and Supplemental Data:
Net assets, end of period (000)	$41,934		$72,984	$90,105	$78,958	$95,107	$90,882
Ratio of net expenses to average net assets	1.21	%(d)	1.21%	1.21%	1.21%	1.21%	1.29	%(e)
Ratio of expenses to average net assets before waiver by Adviser	1.36	%(d)	1.30%	1.30%	1.34%	1.34%	1.33%
Ratio of net investment income (loss) to average net assets	1.56	%(d)	1.49%	1.30%	1.61%	1.48%	1.32%
Portfolio turnover rate	38	%(c)	89%	83%	65%	58%	45%

(a)	Redemption fees resulted in less than $0.005 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective May 22, 2013, the Adviser agreed to waive fees to maintain Fund expenses at 1.21%. Prior to that date, the expense cap was 1.46%.

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS

May 31, 2018 – (Unaudited)

NOTE 1. ORGANIZATION

The Symons Value Institutional Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on November 13, 2006. The Trust is an open end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Fund is Symons Capital Management, Inc. (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2018 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended May 31, 2018, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2018 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed within 60 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, its net realized long term capital gains and its net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2018 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2018 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2018:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks*	$41,880,609	$—	$—	$41,880,609
Money Market Funds	1,201,505	—	—	1,201,505
Total Investment Securities	$43,082,114	$—	$—	$43,082,114

*	Refer to the Schedule of Investments for industry classifications.

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2018 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of May 31, 2018 based on input levels assigned at November 30, 2017.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund expenses, but only to the extent necessary so that the total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, if any, extraordinary litigation expenses, and any indirect expenses (such as Fees and Expenses of Acquired Funds) do not exceed 1.21% of the Fund’s average daily net assets through March 31, 2022. For the six months ended May 31, 2018, the Adviser earned a fee of $306,747 from the Fund. For the six months ended May 31, 2018, the Adviser waived fees of $45,513. At May 31, 2018, the Fund owed the Adviser $30,415 for advisory services.

Each fee waiver and expense reimbursement is subject to repayment by the Fund in the three years following the date the particular expense payment occurred, provided such reimbursement can be achieved without exceeding the expense limitation that was in effect at the time of the expense payment or the reimbursement. As of May 31, 2018, the Adviser may seek repayment of investment advisory fees waived and expense reimbursements in the amount of $249,558 from the Fund no later than May 31, 2021.

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2018 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Ultimus Fund Solutions, LLC (the “Administrator”), provides the Fund with administration, fund accounting and transfer agent services, including all regulatory reporting. For the six months ended May 31, 2018, the Administrator earned fees of $24,479 for administration services, $7,480 for transfer agent services, and $14,893 for fund accounting services. At May 31, 2018, the Fund owed the Administrator $10,046 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Trustee of the Trust receives annual compensation of $1,850 per Fund from the Trust except that the Independent Chairman of the Board and the Chairman of the Audit Committee received annual compensation of $2,300 per Fund from the Trust. Trustees also receive $1,000 for attending each special in person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

Certain officers of the Trust are employees of the Administrator or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an employee of the Administrator or the Distributor, are not paid by the Trust for services to the Funds.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2018, purchases and sales of investment securities, other than short-term investments, were $22,232,313 and $43,693,118, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended May 31, 2018.

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2018 – (Unaudited)

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2018, Charles Schwab & Co. (“Schwab”), for the benefit of its customers, owned 25.34% of the Fund. As a result, Schwab may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At May 31, 2018, the unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$2,246,423
Gross unrealized depreciation	(3,528,553)
Net unrealized depreciation	$(1,282,130)

At May 31, 2018, the aggregate cost of securities for federal income tax purposes was $44,364,244.

The tax character of distributions paid during the fiscal year ended November 30, 2017 was as follows:

Distributions paid from:
Ordinary Income*	$1,233,844
Long-term Capital Gain	1,801,170
$3,035,014

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

At November 30, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$1,731,673
Undistributed long term capital gain	6,918,932
Unrealized appreciation	5,367,130
$14,017,735

SYMONS VALUE INSTITUTIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2018 – (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION – continued

As of November 30, 2017, the Fund did not have any unused capital loss carryforwards available for federal tax purposes.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund entered into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since May 31, 2018, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from December 1, 2017 to May 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transaction costs, such as short-term redemption fees. Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Symons Value Institutional Fund	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During the Period* December 1, 2017 – May 31, 2018
Actual	$ 1,000.00	$ 972.60	$ 5.95
Hypothetical **	$ 1,000.00	$ 1,018.90	$ 6.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
**	Assumes a 5% return before expenses.

MANAGEMENT AGREEMENT RENEWAL – (Unaudited)

The Symons Value Institutional Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, has considered the approval of the continuance of the Fund’s management agreement with its investment adviser, Symons Capital Management, Inc. (“Symons”).

The Board, with the assistance of the Board’s Advisory Contract Renewal Committee (the “Committee”), requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the continuance of the management agreement.

The Committee convened on May 8, 2018 via teleconference to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Symons. At the Trustees’ quarterly meeting held in May 2018, the Committee and the Board interviewed certain executives of Symons, including Symons’ Chairman and Founder, its Chief Operating Officer, and its Chief Compliance Officer. The Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Symons (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Symons for an additional year. The Trustees’ approval of the continuance of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)	The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Symons provides to the Fund, which included, but were not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Symons’s portfolio manager who is responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Symons who provide services to the Fund. The Trustees concluded that they were satisfied with the nature, extent, and quality of investment management services provided by Symons to the Fund.

(ii)	Fund Performance. The Trustees next reviewed and discussed the Fund’s performance for periods ended March 31, 2018. The Trustees observed that the Fund had underperformed its benchmarks, the S&P 500 Index and the S&P

MANAGEMENT AGREEMENT RENEWAL – (Unaudited) - (continued)

500 Value Index, for the one-, three-, five-, and ten-year periods, trailing by the least amount over the ten-year period. The Trustees noted that the Fund had underperformed the average return of its Morningstar Large Cap Value Category over the one-, three-, five and ten-year periods. The Trustees considered Symons’ explanation that the Fund’s underperformance was primarily due to its emphasis on downside protection. They noted that the Fund’s performance for the ten-year period (which included a full market cycle) trailed its benchmarks by significantly less than more recent periods, and trailed the performance of its Morningstar category by only 0.37%. On the whole, the Trustees concluded that the Fund’s performance was acceptable.

The Trustees also considered information about the Fund’s performance against a composite of other accounts managed by Symons using a substantially similar strategy for the one-, three-, five- and ten-year periods. The Trustees recognized that the Fund had underperformed the composite for all periods, but noted that they did not consider the underperformance significant. They also considered Symons’ explanation that the Fund and the composite are managed similarly but that regulatory requirements for the Fund may result in slight differences in performance.

(iii)	Fee Rate and Profitability. The Trustees noted that the Fund’s gross management fee and total net expense ratio were above the median and average for funds of comparable size in its Morningstar Large Cap Value Category. The Trustees also considered a profitability analysis prepared by Symons, which showed that Symons is earning a profit from managing the Fund. The Trustees determined that this profit was not excessive, based in part on their review of comparative profitability information from a Management Practice Inc. survey on the profitability of publicly-held investment advisors to mutual funds.

The Trustees also considered that Symons has agreed to waive its management fee and/or reimburse expenses of the Fund through March 31, 2022 to the extent that its total annual operating expenses (excluding certain expenses) exceed 1.21%. The Trustees also considered information from Symons regarding its fee schedule for separate accounts managed using a similar strategy, and noted that the Fund’s management fee was higher than the management fee charged to these separate accounts. The Trustees discussed these differences in fees and considered Symons’ explanation that, in comparison to its separate accounts, the Fund is more labor intensive and expensive to manage.

MANAGEMENT AGREEMENT RENEWAL – (Unaudited) - (continued)

The Trustees considered other potential benefits that Symons may receive in connection with its management of the Fund including third-party research obtained by soft dollars, and noted Symons’ representation that it does not enter into soft dollar arrangements on behalf of the Fund. After considering the above information, the Trustees concluded that the current advisory fee for the Fund represents reasonable compensation in light of the nature and quality of Symons’ services to the Fund, the fees paid by competitive mutual funds, and the profitability of Symons’ services to the Fund.

(iv)	Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Symons will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the size of the Fund and Symons’ level of profitability in managing the Fund, it does not appear that Symons is realizing benefits from economies of scale in managing the Fund to such an extent that the management fee for the Fund should be reduced or that breakpoints in the advisory fee should be implemented at this time.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (877) 679-6667 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, PA 15228

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC
Member FINRA/SIPC

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

This page intentionally left blank.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	7/26/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	7/26/18

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	7/26/18